Consolidated balance sheet £ in Millions, € in Billions		Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Assets
Cash and balances at central banks		£ 126,759	£ 108,482
Items in the course of collection from other banks		801	346
Trading assets		78,072	83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		16,380	18,649
Derivatives		202,510	141,221
Loans and advances to banks		16,349	10,784
Loans and advances to customers		94,840	91,177
Reverse repurchase agreements – non-trading		57,996	54,448
Financial investments		38,743	41,300
Assets held for sale	[1]	2,765	9
Prepayments, accrued income and other assets		71,540	43,118
Current tax assets		512	1,135
Interests in associates and joint ventures		710	743
Goodwill and intangible assets		1,058	894
Deferred tax assets		666	599
Total assets		709,701	596,611
Liabilities
Deposits by banks		38,623	32,188
Customer accounts		224,991	205,241
Repurchase agreements – non-trading		34,446	27,259
Items in the course of transmission to other banks		879	489
Trading liabilities		43,636	46,433
Financial liabilities designated at fair value		30,358	33,608
Derivatives		193,956	139,368
Debt securities in issue		8,650	9,428
Liabilities of disposal groups held for sale	[1]	3,054	0
Accruals, deferred income and other liabilities		71,880	43,456
Current tax liabilities		129	97
Liabilities under insurance contracts		20,136	22,264
Provisions		358	562
Deferred tax liabilities		98	15
Subordinated liabilities		14,515	12,488
Total liabilities		685,709	572,896
Equity
Total shareholders’ equity		23,862	23,584
– called up share capital		797	797
– other equity instruments		3,930	3,722
– other reserves		(6,188)	(5,670)
– retained earnings		25,323	24,735
Non-controlling interests		130	131
Total equity		23,992	23,715
Total liabilities and equity		£ 709,701	£ 596,611

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Business disposals' on page 73.